Property and Equipment (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 281,456	$ 237,498	$ 146,403
Less: Accumulated Depreciation	(187,778)	(166,992)	(135,094)
Property and equipment, net	93,678	70,506	11,309
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	219,653	175,695	84,600
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 61,803	$ 61,803	$ 61,803